Elfun International Equity Fund

One Iron Street

Boston, MA 02210

April 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	Elfun International Equity Fund (the “Fund”)

File Nos.: 033-15071 and 811-05216

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Fund this letter as certification that the Prospectus and Statement of Additional Information, each dated April 30, 2021, do not differ from those contained in the Post-Effective Amendment No. 53 to the Fund’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 28, 2021 (Accession #0001193125-21-136552).

If you have any questions, please contact me at (617) 662 8420.

Very truly yours,

/s/ David Barr
David Barr
Secretary